Label	Element	Value
MFS Managed Wealth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT TO THE PROSPECTUS Supplement dated March 2, 2023, to the Prospectus dated September 28, 2022.

MFS® Managed Wealth Fund

In addition, all references to “MFS Institutional International Equity Fund” are hereby restated as “MFS International Equity Fund (formerly MFS Institutional International Equity Fund).”

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Managed Wealth Fund